Note 3 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
3.
Transactions with Related Parties:

(a)
Costamare Shipping Company S.A.
(“Costamare Shipping”)
and Costamare Shipping Services Ltd. (
“Costamare Services”):
Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company, pursuant to a Framework Agreement dated
November 2, 2015
as amended and restated on
January 17, 2020 (
the “Framework Agreement”), with general administrative and certain commercial services as well as technical, crewing, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in respect of the Company’s containerships in exchange for a daily fee for each containership.
Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated
November 2, 2015 (
the “Services Agreement”), the Company’s vessel-owning subsidiaries with crewing, commercial and administrative services
. Costamare Shipping and Costamare Services are
not
part of the consolidated group of the Company. The Company amended and restated the Framework Agreement to allow Costamare Shipping to retain certain relevant payouts from insurance providers.
Effective
July 1, 2019,
the Services Agreement has been amended to increase the fees paid by each vessel-owning subsidiary of the Company to
1.10%
from
0.60%
of the charter hire and other income earned by each vessel-owning subsidiary.

On
November 27, 2015,
the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may
receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each containership a daily fee of
$0.956
(
$0.478
for any containership subject to a bareboat charter) prorated for the calendar days the Company owned each containership and for the three
-month period following the date of the sale of a vessel, (ii) a flat fee of
$787.4
for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of
0.75%
up to
June 30, 2019
and
1.25%
from
July 1, 2019,
on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company’s fleet and (iv) an annual fee of
$2,500
and
598,400
shares (Note
1
). Fees under (i) and (ii)
may
be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company
is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least
12
months before the end of the subsequent
one
-year term. The termination fee is equal to (a) the number of full years remaining prior to
December 31, 2025,
times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the
12
-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two
times the aggregate fees over the
12
-month period described above.

In
2013,
Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third
-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two
companies established a ship management cell (the “Cell”) under V.Ships Greece. The Cell offers technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company’s container vessels, pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee. The Cell also offers ship management services to third
-party owners. Effective
April 1, 2019,
the Company terminated its agreement with Costamare Shipping, whereby Costamare Shipping passed to the Company the net profit, if any, it received pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Framework Agreement. The net profits earned during the years ended
December 31, 2017,
2018
and
2019,
amounted to
$380,
$456
and
$350,
respectively and are included as a reduction in management fees-related parties in the accompanying consolidated statements of income. As at
December 31, 2019,
the Cell provided services to
17
of Costamare’s vessels.

Management fees charged by Costamare Shipping in the years ended
December 31, 2017,
2018
and
2019,
amounted to
$19,073,
$19,989
and
$21,669,
respectively, and are separately reflected as Management fees-related parties in the accompanying consolidated statements of income. In addition, Costamare Shipping and Costamare Services charged (i)
$4,864
for the year ended
December 31, 2019 (
$2,846
and
$3,093
for the years ended
December 31, 2018
and
2017,
respectively), representing a fee of
0.75%
up to
June 30, 2019
and
1.25%
from
July 1, 2019,
on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii)
$2,500,
which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the year ended
December 31, 2019 (
$2,500
for the years ended
December 31, 2018
and
2017
) and (iii)
$3,879,
representing the fair value of
598,400
shares, which is included in General and administrative expenses - related parties in the accompanying consolidated statements of income for the year ended
December 31, 2019 (
$3,755
and $
3,866
for the year ended
December 31, 2018
and
2017,
respectively). Furthermore, in accordance with the management agreements with V.Ships Greece and third
party managers, V.Ships Greece and the
third
party managers have been provided with the amount of
$75
per vessel as working capital security. Such amount, in aggregate, as at
December 31, 2018
and
2019
was
$1,875
and is included in Accounts receivable, non-current, in the accompanying consolidated balance sheets.

During the years ended
December 31, 2017,
2018
and
2019,
Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes
8
and
9
) the amounts of
$5,047,
$6,428
and
$3,821,
respectively, for services provided in accordance with the respective management agreements.

The balance due from Costamare Shipping at
December 31, 2018
and
2019,
amounted to
$4,681
and
$7,576,
respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at
December 31, 2018
and
2019,
amounted to
$196
and
$473,
respectively, and is reflected as Due to related parties in the accompanying consolidated balance sheets.

(b) Shanghai Costamare Ship Management Co., Ltd.
(“
Shanghai Costamare”):
Shanghai Costamare is owned (indirectly)
70%
by the Company’s Chairman and Chief Executive Officer and
30%
(indirectly) by Shanghai Costamare’s General Manager. Shanghai Costamare is a company incorporated in the People’s Republic of China. Shanghai Costamare is
not
part of the consolidated group of the Company. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company’s vessels, have been subcontracted from Costamare Shipping to Shanghai Costamare. As of
December 31, 2019,
Shanghai Costamare provided such services to
17
of the Company’s containerships (
15
as of
December 31, 2018).
There was
no
balance due from/to Shanghai Costamare at both
December 31, 2018
and
2019.

(c)
Blue Net Chartering GmbH & Co. KG (“Blue Net”):
On
January 1, 2018,
Costamare Shipping appointed, on behalf of the vessels it manages, Blue Net, a company
50%
(indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all vessels under its management (including vessels owned by the Company). Blue Net provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each vessel-owning subsidiary paid a fee of
€9,413
for the year ended
December 31, 2019 (
€10,364
for the year ended
December 31, 2018),
in respect of its vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of vessels chartered on
January 1, 2018,
which remain chartered under the same charter party agreement in effect on
January 1, 2018,
the fee was
€1,281
for the year ended
December 31, 2019 (
€1,139
for the year ended
December 31, 2018).
During the years ended
December 31, 2018
and
2019,
Costamare Shipping charged the ship-owning companies
$355
and
$418,
respectively, which is included in Voyage expenses – related parties in the accompanying consolidated statements of income.